Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current
Trade receivables, gross	¥ 1,148,682	$ 161,704	¥ 1,549,462
Less: Allowance for expected credit losses	(54,894)	(7,728)	(33,247)
Net trade receivables (Note 6.2)	1,093,788	153,976	1,516,215
Bill receivables	6,318,789	889,519	4,970,880
Total (Note 32, Note 35)	7,412,577	1,043,495	6,487,095
Current receivables from associates and joint ventures (trade)	187,944	26,458	125,489
Current receivables from associates and joint ventures (non-trade)	10,212	1,438	11,230
Current receivables from related parties (trade)	212,706	29,943	180,374
Current receivables from related parties (non-trade)	4,016	565	3,476
Bills receivable in transit	49,696	6,996	8,172
Grant receivables	62,000	8,728	62,000
Estimated sales consideration on disposal of a subsidiary due from the acquirer	236,734	33,326	0
Others	68,052	9,580	49,763
Less: Impairment losses – other receivables	(7,710)	(1,085)	(5,754)
Other receivables carried at amortized cost (Note 35)	823,650	115,949	434,750
Tax recoverable	108,844	15,322	290,596
Advances paid to suppliers	77,527	10,914	81,861
Right of return assets	36,026	5,072	17,045
Net other receivables	1,046,047	147,257	824,252
Total trade and other receivables	¥ 8,458,624	$ 1,190,752	¥ 7,311,347